24. DEFINED BENEFITS PLANS (Details) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Liabilities, beginning		$ 1,033		$ 310
Items classified in profit or loss
Current services cost		58	[1]	42	[2]
Cost for interest		257	[1]	195	[2]
Cost for past service	[1]	28
Items classified in other comprehensive income
Actuarial losses (gains)		(11)	[3]	78	[4]
Benefit payments		(98)		(74)
Exchange differences on translation		16		0
Contributions paid		(7)		(2)
Increase for subsidiaries acquisition				484
Reclassification to liabilities associated to assets classified as held for sale		(163)
Liabilities, ending		1,113		1,033		$ 310
Present value of the obligation
Disclosure of net defined benefit liability (asset) [line items]
Liabilities, beginning		1,188		310		223
Items classified in profit or loss
Current services cost		58		42		36
Cost for interest		280		208		86
Cost for past service		28
Items classified in other comprehensive income
Actuarial losses (gains)		(21)		73		1
Benefit payments		(105)		(76)		(36)
Exchange differences on translation		32		0
Contributions paid		0		0		0
Increase for subsidiaries acquisition				631		0
Reclassification to liabilities associated to assets classified as held for sale		(268)
Liabilities, ending		1,192		1,188		310
Present value of assets
Disclosure of net defined benefit liability (asset) [line items]
Liabilities, beginning		(155)		0
Items classified in profit or loss
Current services cost		0		0
Cost for interest		(23)		(13)
Cost for past service		0
Items classified in other comprehensive income
Actuarial losses (gains)		10		5
Benefit payments		7		2
Exchange differences on translation		(16)		0
Contributions paid		(7)		(2)
Increase for subsidiaries acquisition				(147)
Reclassification to liabilities associated to assets classified as held for sale		105
Liabilities, ending		$ (79)		$ (155)		$ 0

[1]	Includes $ 25 million corresponding to discontinued operations.
[2]	Includes a loss of $ 5 million corresponding to discontinued operations for 2016.
[3]	Includes $ 10 million corresponding to discontinued operations.
[4]	Includes $ 9 million corresponding to discontinued operations for 2016.